Notes Payable (Details Textual) - USD ($)	1 Months Ended		6 Months Ended
	Aug. 31, 2022	Apr. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	May 06, 2017	May 01, 2017	Jan. 05, 2017
Notes Payable, Total			$ 145,675,000	$ 146,948,000			$ 207,153,000
Restricted Cash and Cash Equivalents			$ 4,144,000	5,216,000		$ 5,583,000	4,891,000	$ 3,660,000
Long term debt period for which interest is payable			2 years
Long term debt period for which interest is payable one			10 years
Promissory Note to KeyBank [Member]
Debt Instrument, Face Amount										$ 12,700,000	$ 12,700,000
Promissory Note to Cantor Commercial Real Estate Lending, LP [Member]
Debt Instrument, Face Amount									$ 16,250,000
Mortgage Debt Related to MVP Wildwood NJ Lot [Member] | Liabilities Held for Sale [Member]
Long-Term Debt, Gross				1,000,000
SBA PPP Loan [Member]
Debt Instrument, Decrease, Forgiveness		$ 328,000
VRMI and VRMII [Member]
Notes Payable, Total							11,500,000
VRMI and VRMII [Member] | Notes Payable [Member]
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate	7.50%				7.00%
Long term Debt, Maturity Date Extension Fee	$ 600,000
Loan Covenant Not Being Met [Member]
Loans and Leases Receivable, Net Amount			$ 38,700,000	55,600,000			96,000,000
Restricted Cash and Cash Equivalents			$ 300,000	700,000			$ 1,000,000
Borrowers That Had Consecutive Debt Service Coverage Ratios In Excess Of Required Amounts [Member]
Restricted Cash and Cash Equivalents				$ 1,000,000